Long Term Debt (Details Textual) (USD $)	1 Months Ended
	Oct. 31, 2011	Sep. 30, 2011	Jul. 31, 2010	Mar. 31, 2009	Jul. 15, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Oct. 21, 2011	Sep. 13, 2011	Dec. 31, 2010
Long Term Debt (Textual)
Payments of principal and interest (Monthly)				$ 2,700
Maturity period of term loan				5 years
Interest rate on term loan				6.75%
Term loan, balances due						52,000		67,000			93,000
Mortgage loan, face amount related to certain real estate			192,500
Mortgage loans on real estate, Maturity date			Jul. 31, 2020
Balloon principal payment			129,000
Mortgage loan fixed interest rate			6.625%
Maturity loan related to certain real estate Interest rate description			Interest is fixed at 6.625% for the first five years of the loan, and converts to an adjustable rate for the second five years at the Federal Funds Rate plus 3.25%, as established by the United State Federal Reserve.
Balance under mortgage loan						183,000		186,000			190,000
Mortgage loans on real estate periodic payment (Monthly)			1,500
Aggregate principal amount of Bridge loan promissory note							$ 250,000		$ 250,000	$ 150,000
Interest rate of Bridge loan	12.00%	12.00%
Maturity period of Bridge loan		Dec. 31, 2014
Shares issued during conversion of Bridge loan	103,523
Convertible notes conversion price					$ 0.10		$ 3.22		$ 2.415
Discount given during conversion of debt as percentage of purchase price	25.00%